Quarterly Holdings Report
for

Fidelity® Financials Central Fund

December 31, 2019

FNCIP-QTLY-0220
1.842159.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Banks - 25.7%
Diversified Banks - 12.9%
Bank of America Corp.	5,763,078	$202,975,607
Piraeus Bank SA (a)	3,151,304	10,569,105
Societe Generale Series A	1,596,600	55,718,123
TCS Group Holding PLC:
GDR (b)	269,559	5,795,519
GDR unit	457,288	9,831,692
Wells Fargo & Co.	3,247,277	174,703,503
		459,593,549
Regional Banks - 12.8%
BB&T Corp.	1,800,147	101,384,279
First Horizon National Corp.	1,983,798	32,851,695
Huntington Bancshares, Inc.	3,298,597	49,742,843
KeyCorp	4,804,495	97,242,979
M&T Bank Corp.	379,628	64,441,853
Signature Bank	494,346	67,532,607
Synovus Financial Corp.	509,400	19,968,480
Wintrust Financial Corp.	368,300	26,112,470
		459,277,206

TOTAL BANKS		918,870,755

Capital Markets - 16.0%
Asset Management & Custody Banks - 5.8%
Affiliated Managers Group, Inc.	523,870	44,392,744
BlackRock, Inc. Class A	185,214	93,107,078
Hamilton Lane, Inc. Class A	211,796	12,623,042
Invesco Ltd.	1,200,000	21,576,000
State Street Corp.	468,184	37,033,354
		208,732,218
Financial Exchanges & Data - 3.6%
Cboe Global Markets, Inc.	1,060,372	127,244,640
Investment Banking & Brokerage - 6.6%
E*TRADE Financial Corp.	934,435	42,395,316
Lazard Ltd. Class A	895,586	35,787,617
Morgan Stanley	2,519,384	128,790,910
Virtu Financial, Inc. Class A (c)	1,697,531	27,143,521
		234,117,364

TOTAL CAPITAL MARKETS		570,094,222

Consumer Finance - 17.3%
Consumer Finance - 17.3%
Ally Financial, Inc.	1,265,545	38,675,055
American Express Co.	1,107,717	137,899,689
Capital One Financial Corp.	2,885,074	296,902,962
OneMain Holdings, Inc.	1,260,911	53,147,399
SLM Corp.	3,691,865	32,894,517
Synchrony Financial	1,671,392	60,186,826
		619,706,448
Diversified Financial Services - 0.4%
Other Diversified Financial Services - 0.4%
StepStone Group Holdings LLC (d)(e)(f)	18,125	14,500,000
Equity Real Estate Investment Trusts (REITs) - 18.5%
Health Care REITs - 1.9%
CareTrust (REIT), Inc.	756,325	15,602,985
Healthcare Realty Trust, Inc.	792,022	26,429,774
Ventas, Inc.	421,004	24,308,771
		66,341,530
Hotel & Resort REITs - 0.6%
RLJ Lodging Trust	1,226,454	21,732,765
Industrial REITs - 2.7%
Americold Realty Trust	777,714	27,266,653
Prologis, Inc.	791,191	70,526,766
		97,793,419
Office REITs - 1.7%
Alexandria Real Estate Equities, Inc.	251,421	40,624,605
Highwoods Properties, Inc. (SBI)	428,120	20,939,349
		61,563,954
Residential REITs - 3.7%
AvalonBay Communities, Inc.	196,079	41,117,766
Clipper Realty, Inc.	24,300	257,580
Equity Lifestyle Properties, Inc.	396,854	27,934,553
Essex Property Trust, Inc.	115,059	34,616,651
Invitation Homes, Inc.	902,851	27,058,444
		130,984,994
Retail REITs - 1.4%
Acadia Realty Trust (SBI)	735,516	19,071,930
National Retail Properties, Inc.	610,226	32,720,318
		51,792,248
Specialized REITs - 6.5%
American Tower Corp.	491,004	112,842,539
CubeSmart	1,106,115	34,820,500
Digital Realty Trust, Inc.	501,572	60,058,231
Four Corners Property Trust, Inc.	812,003	22,890,365
		230,611,635

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		660,820,545

Insurance - 17.0%
Insurance Brokers - 6.6%
Marsh & McLennan Companies, Inc.	1,374,250	153,105,193
Willis Group Holdings PLC	403,728	81,528,832
		234,634,025
Multi-Line Insurance - 4.3%
American International Group, Inc.	1,304,060	66,937,400
Hartford Financial Services Group, Inc.	1,430,869	86,953,909
		153,891,309
Property & Casualty Insurance - 5.0%
The Travelers Companies, Inc.	1,294,678	177,306,152
Reinsurance - 1.1%
Reinsurance Group of America, Inc.	252,712	41,207,219

TOTAL INSURANCE		607,038,705

IT Services - 0.9%
Data Processing & Outsourced Services - 0.9%
GreenSky, Inc. Class A (a)(c)	1,916,172	17,053,931
Visa, Inc. Class A	74,802	14,055,296
		31,109,227
Real Estate Management & Development - 1.0%
Diversified Real Estate Activities - 0.4%
The RMR Group, Inc.	300,038	13,693,734
Real Estate Services - 0.6%
Jones Lang LaSalle, Inc.	130,187	22,664,255

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		36,357,989

Thrifts & Mortgage Finance - 1.4%
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd.	469,033	24,385,026
MGIC Investment Corp.	1,734,219	24,573,883
		48,958,909
TOTAL COMMON STOCKS
(Cost $2,975,463,782)		3,507,456,800

Money Market Funds - 2.6%
Fidelity Cash Central Fund 1.58% (g)	56,792,020	56,803,379
Fidelity Securities Lending Cash Central Fund 1.58% (g)(h)	37,535,292	37,539,046
TOTAL MONEY MARKET FUNDS
(Cost $94,342,425)		94,342,425
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $3,069,806,207)		3,601,799,225
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(28,907,502)
NET ASSETS - 100%		$3,572,891,723

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,795,519 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,500,000 or 0.4% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
StepStone Group Holdings LLC	8/19/19	$14,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$170,484
Fidelity Securities Lending Cash Central Fund	82,275
Total	$252,759

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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